Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	18,858,216
Common stock, shares outstanding	2,061,779	1,714,792	166,793
Common stock, shares issued	2,061,779	1,714,792	166,793
Convertible preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred stock authorized			12,550,441
Convertible preferred stock issued			8,048,573
Convertible preferred stock outstanding			8,048,573
Aggregate liquidation preference (in Dollars)			$ 222,345